INVESTMENT IN ASSOCIATE (Details 2) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Disclosure of associates [line items]
Current assets	$ 6,349,663	$ 5,534,124
Current liabilities	(5,805,314)	$ (4,823,718)
Waterproof [Member]
Disclosure of associates [line items]
Current assets	563,806
Non-current assets	255,904
Current liabilities	(678,258)
Non-current liabilities	(36,787)
Net assets	$ 104,665